Financial investments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial investments

5   Financial investments

		2024	2023
Fair value through profit or loss		-	-
LFT´s and LF´s	(i)	1,408	4,680
Restricted funds investments	(ii)	345	164
Other		79	130
Total		1,832	4,974

Current assets		1,786	4,956
Non-current assets	(iii)	46	18
Total		1,832	4,974

(i)	These refer to Brazilian floating-rate government bonds (“LFTs”) issued by the Brazilian federal government and floating-rate bonds (“LFs”) issued by financial institutions, whose purpose is the immediate negotiation or future sale.
(ii)	Includes the following amounts: R$ 115 (2023: R$ 115) in restricted funds used in the Program for Relocation of Residents in Alagoas (Note 23.1(i)); and R$ 230 (2023: R$ 49) that its use depends on complying with the contractual obligations of borrowings.
(iii)	On the statement of financial position, the balance of non-current assets is presented under Other receivables.

In 2024, financial investments and cash equivalents (Note 4) in Brazilian real had an average yield of 102.25% of the Brazil interbank deposit certificate (“CDI”) p.a. (2023: 101.37%) and financial investments and cash equivalents in foreign currency (Note 4) had an average yield of 5.46% p.a. (2023: 5.30% p.a.).